CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Aug. 31, 2020	Aug. 31, 2019
Cash flows used in operating activities
Net loss and comprehensive loss	$ (710,121)	$ (924,762)	$ (4,084,613)	$ (4,158,413)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock based compensation	48,887	162,414	1,139,270	626,692
Depreciation and amortization (Note 8, 9, 10)	27,929	27,512	112,750	60,550
Inventory writeoff (Note 8)	1,765		8,240	7,182
Bad debt expense	12,000		50,000	75,000
Noncash right of use lease expense	8,727		(34,831)
Realized loss on disposal of marketable securities (Note 19)			18,198
Unrealized loss on marketable securities (Note 19)	(24,410)	41,574	19,893	16,434
Unrealized foreign exchange	182
Common shares issued for services			100,000	234,500
Warrants issued for services		70,752	168,833	52,817
Change in working capital
Accounts receivable	(230,405)	155,010	(90,780)	(138,644)
Inventory	(6,067)	(6,160)	4,213	(47,345)
Prepaid expenses and deposits	46,079	(27,140)	(113,168)	124,805
Accounts payable and accrued liabilities	(3,825)	(43,382)	(49,491)	100,626
Due to related parties	28,481	(10,896)	10,608	40,241
Operating lease liability	(8,767)		33,342
Deferred revenue	(8,755)		44,255
Net cash used in operating activities	(818,300)	(555,079)	(2,663,281)	(3,005,555)
Cash flows used in investing activities
Sale of marketable securities (Note 20)			6,802
Intellectual Property	(5,775)	(5,710)	(33,645)	(122,982)
Property & equipment	0	0	0	(646,183)
Net cash used in investing activities	(5,775)	(5,710)	(26,843)	(769,165)
Cash flows from financing activities
Investment from NCI				1,000,000
Long Term Loan			30,670
Proceeds from issuance of equity		706,704	2,668,056	2,332,683
Net cash from financing activities		706,704	2,698,726	3,332,683
Decrease in cash and cash equivalents	(768,408)	48,174	8,602	(442,037)
Cash and cash equivalents, beginning of year	1,293,749	1,285,147	1,285,147	1,727,184
Cash and cash equivalents, end of year	525,341	1,333,321	1,293,749	1,285,147
Supplemental information of cash flows:
Income taxes paid in cash	$ 3,540	957	$ (12,978)	13,919
Reclassification of NCI to additional paid in capital on acquisition				$ 833,333
Subscription Receivable		$ 110,025